Continuing Operations Provision For Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income (loss) from continuing operations before income taxes, United States	$ 32.5	$ (20.4)	$ 37.4
Income (loss) from continuing operations before income taxes, Foreign	221.6	226.4	185.5
Income from continuing operations before income taxes	254.1	206.0	222.9
Continuing operations provision for income taxes, Current, United States	3.6	2.8	8.7
Continuing operations provision for income taxes, Current, Foreign	66.5	43.8	75.4
Continuing operations provision for income taxes, Current, State and local		0.2	0.3
Continuing operations provision for income taxes, Current, Total	70.1	46.8	84.4
Continuing operations provision for income taxes, Deferred, Foreign	27.2	18.0	(25.6)
Continuing operations provision for income taxes	$ 97.3	$ 64.8	$ 58.8